Share-based Compensation Expenses (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended			12 Months Ended
	Mar. 01, 2018 shares	May 31, 2016 $ / shares shares	Mar. 04, 2016 CNY (¥) shares	Mar. 04, 2016 USD ($) $ / shares shares	Feb. 15, 2017 shares	Apr. 30, 2014 shares	Dec. 31, 2012 shares	Dec. 31, 2018 CNY (¥) item shares	Dec. 31, 2018 USD ($) item $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2018 USD ($) shares
Share-based Compensation Expenses [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Modified in Period		3,630,121
Stock options [Member]
Share-based Compensation Expenses [Line Items]
Unrecognized compensation expense | ¥								¥ 86,902
Recognition period for unrecognized compensation cost								2 years 8 months 26 days	2 years 8 months 26 days
Restricted shares [Member]
Share-based Compensation Expenses [Line Items]
Total intrinsic value of shares vested								¥ 1,470	$ 214	¥ 2,468		¥ 1,777
Unrecognized compensation expense other than options | $														$ 3,778
Recognition period for unrecognized compensation cost								2 years 8 months 8 days	2 years 8 months 8 days
2008 Plan [Member]
Share-based Compensation Expenses [Line Items]
Maximum number of shares to be granted								11,500,000						11,500,000
Additional number of shares available for issuance under the plan							18,375,140
Number of equal monthly installments for remaining vest | item								36	36
Share-based compensation expense recognized if an exercisable event occurred | ¥								¥ 68,738		98,675		92,419
Granted (in shares)	200,523	7,260,242			2,435,709
Granted (in dollars per share) | $ / shares		$ 0.0001
2008 Plan [Member] | Minimum [Member]
Share-based Compensation Expenses [Line Items]
Vesting period	6 years				6 years
2008 Plan [Member] | Maximum [Member]
Share-based Compensation Expenses [Line Items]
Vesting period	10 years				10 years
2008 Plan [Member] | Stock options [Member]
Share-based Compensation Expenses [Line Items]
Granted (in shares)								7,704,003	7,704,003
Granted (in dollars per share) | $ / shares									$ 1.67
Granted (in dollars per share) | $ / shares									$ 1.28		$ 2.66		$ 1.47
Total intrinsic value of options exercised								¥ 11,026	$ 1,604	103,082		26,587
Total fair value of share options vested								¥ 73,997	$ 10,762	¥ 82,814		¥ 67,727
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								20,507,371		17,164,617	17,164,617			20,507,371
2014 Plan [Member]
Share-based Compensation Expenses [Line Items]
Maximum number of shares to be granted												7,942,675	7,942,675
Contractual term								10 years	10 years
Vesting period								4 years	4 years
Threshold percentage of ordinary shares reserved under the Plan falls below the total then-issued and outstanding ordinary shares, then automatically increases the number of ordinary shares reserved for future issuances								1.00%	1.00%
Increase percent in ordinary shares reserved for future issuances to total outstanding shares								5.00%	5.00%
Granted (in shares)			14,478,293	14,478,293
Granted (in dollars per share) | $ / shares				$ 3.09
Incremental compensation expense			¥ 23,197	$ 3,341
Initial Ordinary Shares						5,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number								223,399						223,399
2018 Plan [Member]
Share-based Compensation Expenses [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number								20,507,371						20,507,371